      THE
      RESERVE
      FUNDS

      Founders of
      "America's First
      Money Fund"
810 Seventh Avenue, New York, NY 10019-5868

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor -- Resrv Partners, Inc.
                       Founders of

                     "America's First
                          Money Fund"

       -------------------------------------------------------------------------
         ----------

                                      SEMI-ANNUAL REPORT

       -------------------------------------------------------------------------
         ----------

                  NEW YORK TAX-EXEMPT FUND

                  CALIFORNIA TAX-EXEMPT FUND

                  CONNECTICUT TAX-EXEMPT FUND

                  FLORIDA TAX-EXEMPT FUND

                  MASSACHUSETTS TAX-EXEMPT FUND

                  NEW JERSEY TAX-EXEMPT FUND

                                   FOR THE SIX MONTHS ENDED
                                      NOVEMBER 30, 1996
                                         (UNAUDITED)

                RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1996--(UNAUDITED)

                                                                                                                 MATURITY
                                            DESCRIPTION OF SECURITY                                                DATE
--------------------------------------------------------------------------------------------------------------- ----------
Babylon IDA for Napco Security System, 3.35%(a)................................................................   4/1/2000
Bleecker HDC Terrace Apt Project S85, 3.525%(a)................................................................   7/1/2015
Brockport CSD GOB, 5.375%......................................................................................  6/15/1997

                                                                                                                   PRINCIPAL
                                                                                                                     AMOUNT
                                            DESCRIPTION OF SECURITY                                              (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------  --------------
Babylon IDA for Napco Security System, 3.35%(a)................................................................      $1,000
Bleecker HDC Terrace Apt Project S85, 3.525%(a)................................................................       2,515
Brockport CSD GOB, 5.375%......................................................................................         900


                                                                                                                     VALUE

                                            DESCRIPTION OF SECURITY                                                 (NOTE 1)

---------------------------------------------------------------------------------------------------------------  --------------

Babylon IDA for Napco Security System, 3.35%(a)................................................................   $   1,002,745

Bleecker HDC Terrace Apt Project S85, 3.525%(a)................................................................       2,530,268

Brockport CSD GOB, 5.375%......................................................................................         930,226

Buffalo RAN, 4.25%.............................................................................................  7/15/1997
Dutchess County IDA for M&R Associates Series 1984, 3.45%(a)...................................................  12/1/2002
Eagle Tax-Exempt Trust CP Series 1994C-Z Class A, 3.57%(a).....................................................  6/15/2018
Erie County RAN, 4.25%......................................................................................... 11/19/1997
Guilderland IDA for North Eastern Industrial Park Series 1993 A, 3.55%(a)......................................  12/1/2008
Jefferson County IDA for Watertown Carthage, 3.60%(a)..........................................................  12/1/2012
Metropolitan Transportation Authority Commuter Facilities Revenue Bonds Series 1991, 3.55%(a)..................   7/1/2021
Montgomery County IDR for Service Merchandise Co., 3.55%(a).................................................... 12/31/2024
Nassau County BAN, 4.50%.......................................................................................  8/15/1997
Nassau County RAN, 4%..........................................................................................   3/5/1997
New York City GOB Custodial Receipts Series A31, 3.80%(a)......................................................   8/1/2001
New York City GOB , 3.55%(a)...................................................................................   8/1/2014
New York City GOB Series A, 4.10%(a)...........................................................................   8/1/2022
New York City GOB Series A, 4.10%(a)...........................................................................   8/1/2023
New York City GOB Series A10, 4.25%(a).........................................................................   8/1/2016
New York City GOB Series B, 3.55%(a)...........................................................................  8/15/2024
New York City GOB Series B-6, 4.05%(a).........................................................................  8/15/2005
New York City GOB Series C4-97, 4.10%(a).......................................................................   8/1/1997
New York City GOB Series C4-98, 4.10%(a).......................................................................   8/1/1998
New York City GOB Series C5-00, 4.10%(a).......................................................................   8/1/2000
New York City GOB Series D, 3.55%(a)...........................................................................   2/1/2020
New York City GOB Series E, 4%(a)..............................................................................   8/1/2023
New York City GOB Series E2, 4%(a).............................................................................   8/1/2020
New York City GOB Series E4, 4%(a).............................................................................   8/1/2021
New York City GOB Series E4, 4%(a).............................................................................   8/1/2022
New York City GOB Series E5, 4%(a).............................................................................   8/1/2016
New York City GOB Series E6, 4%(a).............................................................................   8/1/2019
New York City HDC for Carnegie Park Project, 3.90%(a)..........................................................  12/1/2016
New York City HDC for Columbus Green Project, 3.90%(a).........................................................  12/1/2009
New York City IDA for Goodwill Project, 3.35%(a)...............................................................   3/1/2000
New York City IDA for Stroheim and Roman, 3.45%(a).............................................................  12/1/2015
New York City Municipal Water Finance Authority, 3.55%(a)......................................................  1/10/1997
New York City Municipal Water Finance Authority, 4.10%(a)......................................................  6/15/2023
New York State ERD/PCR for LILCO Series 85B, 3.25%(a)..........................................................   3/1/2016
New York State ERD/PCR for Rochester Gas & Electric Corporation, 3.40%(a)......................................  10/1/2014
New York State ERD/PCR for Rochester Gas & Electric Corporation, 3.60%(a)...................................... 11/15/2015
New York State Job Development Authority Series F, 3.70%(a)....................................................   3/1/1999
New York State Local Government Assistance, 3.50%(a)...........................................................   4/1/2022
New York State Local Government Assistance, 3.50%(a)...........................................................   4/1/2025
North Hempstead BAN, 4%........................................................................................  2/27/1997
Oneida County BAN, 4.25%.......................................................................................   5/9/1997
Onondaga County IDR for Edgecomb Metals Project, 3.70%(a)......................................................  11/1/2009
Onondaga County IDR for McLane Co. Project, 4.15%(a)...........................................................  11/1/2004
Onondaga County IDR for Pass and Seymour, Inc. Project, 3.30%(a)...............................................  6/15/1997
Oppenheim Ephreta CSD GOB, 5.125%..............................................................................  6/15/1997
Riverhead CSD TAN, 4.25%.......................................................................................  6/26/1997
Sands Point BAN, 3.80%......................................................................................... 11/20/1997
Suffolk County IDA, 3.70%(a)...................................................................................  11/1/2007
Syossett BAN, 4.25%............................................................................................  7/18/1997
Syracuse IDA for General Accident Insurance Co. Project, 3.70%(a)..............................................  12/1/2003
Ulster County TAN, 4.25%.......................................................................................  3/26/1997
Westchester County IDR for M and F Associates Project, 4%(a)...................................................   7/1/2000
Yonkers IDR for Consumers Union Facility, 3.60%(a).............................................................   7/1/2021

Total New York Fund Investments (99.43%) (Cost $151,146,848)...................................................
Other assets, less liabilities (.57%)..........................................................................

NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 152,941,552 shares of beneficial interest of $.001 par value outstanding..................................................

Buffalo RAN, 4.25%.............................................................................................       1,000
Dutchess County IDA for M&R Associates Series 1984, 3.45%(a)...................................................         420
Eagle Tax-Exempt Trust CP Series 1994C-Z Class A, 3.57%(a).....................................................       3,000
Erie County RAN, 4.25%.........................................................................................       2,000
Guilderland IDA for North Eastern Industrial Park Series 1993 A, 3.55%(a)......................................       3,700
Jefferson County IDA for Watertown Carthage, 3.60%(a)..........................................................       3,500
Metropolitan Transportation Authority Commuter Facilities Revenue Bonds Series 1991, 3.55%(a)..................       5,800
Montgomery County IDR for Service Merchandise Co., 3.55%(a)....................................................       1,600
Nassau County BAN, 4.50%.......................................................................................       2,000
Nassau County RAN, 4%..........................................................................................       3,000
New York City GOB Custodial Receipts Series A31, 3.80%(a)......................................................       4,000
New York City GOB , 3.55%(a)...................................................................................       1,500
New York City GOB Series A, 4.10%(a)...........................................................................       2,650
New York City GOB Series A, 4.10%(a)...........................................................................       7,300
New York City GOB Series A10, 4.25%(a).........................................................................       3,165
New York City GOB Series B, 3.55%(a)...........................................................................       9,300
New York City GOB Series B-6, 4.05%(a).........................................................................       1,500
New York City GOB Series C4-97, 4.10%(a).......................................................................       3,900
New York City GOB Series C4-98, 4.10%(a).......................................................................       1,500
New York City GOB Series C5-00, 4.10%(a).......................................................................         200
New York City GOB Series D, 3.55%(a)...........................................................................         300
New York City GOB Series E, 4%(a)..............................................................................       1,800
New York City GOB Series E2, 4%(a).............................................................................       5,400
New York City GOB Series E4, 4%(a).............................................................................       4,400
New York City GOB Series E4, 4%(a).............................................................................       5,800
New York City GOB Series E5, 4%(a).............................................................................         700
New York City GOB Series E6, 4%(a).............................................................................       3,400
New York City HDC for Carnegie Park Project, 3.90%(a)..........................................................       1,410
New York City HDC for Columbus Green Project, 3.90%(a).........................................................         900
New York City IDA for Goodwill Project, 3.35%(a)...............................................................       1,045
New York City IDA for Stroheim and Roman, 3.45%(a).............................................................       1,500
New York City Municipal Water Finance Authority, 3.55%(a)......................................................       2,000
New York City Municipal Water Finance Authority, 4.10%(a)......................................................       1,700
New York State ERD/PCR for LILCO Series 85B, 3.25%(a)..........................................................       3,000
New York State ERD/PCR for Rochester Gas & Electric Corporation, 3.40%(a)......................................       3,000
New York State ERD/PCR for Rochester Gas & Electric Corporation, 3.60%(a)......................................       3,000
New York State Job Development Authority Series F, 3.70%(a)....................................................         590
New York State Local Government Assistance, 3.50%(a)...........................................................       8,400
New York State Local Government Assistance, 3.50%(a)...........................................................       4,000
North Hempstead BAN, 4%........................................................................................       3,000
Oneida County BAN, 4.25%.......................................................................................       2,000
Onondaga County IDR for Edgecomb Metals Project, 3.70%(a)......................................................       1,100
Onondaga County IDR for McLane Co. Project, 4.15%(a)...........................................................       2,560
Onondaga County IDR for Pass and Seymour, Inc. Project, 3.30%(a)...............................................       1,900
Oppenheim Ephreta CSD GOB, 5.125%..............................................................................       2,500
Riverhead CSD TAN, 4.25%.......................................................................................       3,000
Sands Point BAN, 3.80%.........................................................................................       1,500
Suffolk County IDA, 3.70%(a)...................................................................................       1,630
Syossett BAN, 4.25%............................................................................................       1,700
Syracuse IDA for General Accident Insurance Co. Project, 3.70%(a)..............................................       4,550
Ulster County TAN, 4.25%.......................................................................................       2,000
Westchester County IDR for M and F Associates Project, 4%(a)...................................................       1,340
Yonkers IDR for Consumers Union Facility, 3.60%(a).............................................................       4,500

Total New York Fund Investments (99.43%) (Cost $151,146,848)...................................................
Other assets, less liabilities (.57%)..........................................................................

NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 152,941,552 shares of beneficial interest of $.001 par value outstanding..................................................

Buffalo RAN, 4.25%.............................................................................................       1,005,923

Dutchess County IDA for M&R Associates Series 1984, 3.45%(a)...................................................         423,466

Eagle Tax-Exempt Trust CP Series 1994C-Z Class A, 3.57%(a).....................................................       3,048,572

Erie County RAN, 4.25%.........................................................................................       2,014,882

Guilderland IDA for North Eastern Industrial Park Series 1993 A, 3.55%(a)......................................       3,710,579

Jefferson County IDA for Watertown Carthage, 3.60%(a)..........................................................       3,510,672

Metropolitan Transportation Authority Commuter Facilities Revenue Bonds Series 1991, 3.55%(a)..................       5,816,734

Montgomery County IDR for Service Merchandise Co., 3.55%(a)....................................................       1,602,638

Nassau County BAN, 4.50%.......................................................................................       2,026,770

Nassau County RAN, 4%..........................................................................................       3,094,225

New York City GOB Custodial Receipts Series A31, 3.80%(a)......................................................       4,099,847

New York City GOB , 3.55%(a)...................................................................................       1,502,473

New York City GOB Series A, 4.10%(a)...........................................................................       2,650,297

New York City GOB Series A, 4.10%(a)...........................................................................       7,300,818

New York City GOB Series A10, 4.25%(a).........................................................................       3,165,368

New York City GOB Series B, 3.55%(a)...........................................................................       9,300,902

New York City GOB Series B-6, 4.05%(a).........................................................................       1,500,166

New York City GOB Series C4-97, 4.10%(a).......................................................................       3,900,437

New York City GOB Series C4-98, 4.10%(a).......................................................................       1,500,168

New York City GOB Series C5-00, 4.10%(a).......................................................................         200,022

New York City GOB Series D, 3.55%(a)...........................................................................         300,029

New York City GOB Series E, 4%(a)..............................................................................       1,800,197

New York City GOB Series E2, 4%(a).............................................................................       5,400,590

New York City GOB Series E4, 4%(a).............................................................................       4,400,489

New York City GOB Series E4, 4%(a).............................................................................       5,800,634

New York City GOB Series E5, 4%(a).............................................................................         700,077

New York City GOB Series E6, 4%(a).............................................................................       3,400,372

New York City HDC for Carnegie Park Project, 3.90%(a)..........................................................       1,410,153

New York City HDC for Columbus Green Project, 3.90%(a).........................................................         900,098

New York City IDA for Goodwill Project, 3.35%(a)...............................................................       1,047,397

New York City IDA for Stroheim and Roman, 3.45%(a).............................................................       1,512,379

New York City Municipal Water Finance Authority, 3.55%(a)......................................................       2,002,134

New York City Municipal Water Finance Authority, 4.10%(a)......................................................       1,702,933

New York State ERD/PCR for LILCO Series 85B, 3.25%(a)..........................................................       3,024,779

New York State ERD/PCR for Rochester Gas & Electric Corporation, 3.40%(a)......................................       3,008,639

New York State ERD/PCR for Rochester Gas & Electric Corporation, 3.60%(a)......................................       3,005,072

New York State Job Development Authority Series F, 3.70%(a)....................................................         591,849

New York State Local Government Assistance, 3.50%(a)...........................................................       8,423,880

New York State Local Government Assistance, 3.50%(a)...........................................................       4,011,590

North Hempstead BAN, 4%........................................................................................       3,094,583

Oneida County BAN, 4.25%.......................................................................................       2,051,940

Onondaga County IDR for Edgecomb Metals Project, 3.70%(a)......................................................       1,103,505

Onondaga County IDR for McLane Co. Project, 4.15%(a)...........................................................       2,569,148

Onondaga County IDR for Pass and Seymour, Inc. Project, 3.30%(a)...............................................       1,902,912

Oppenheim Ephreta CSD GOB, 5.125%..............................................................................       2,577,528

Riverhead CSD TAN, 4.25%.......................................................................................       3,060,417

Sands Point BAN, 3.80%.........................................................................................       1,503,267

Suffolk County IDA, 3.70%(a)...................................................................................       1,635,030

Syossett BAN, 4.25%............................................................................................       1,729,244

Syracuse IDA for General Accident Insurance Co. Project, 3.70%(a)..............................................       4,633,715

Ulster County TAN, 4.25%.......................................................................................       2,061,370

Westchester County IDR for M and F Associates Project, 4%(a)...................................................       1,349,231

Yonkers IDR for Consumers Union Facility, 3.60%(a).............................................................       4,511,293

                                                                                                                 --------------

Total New York Fund Investments (99.43%) (Cost $151,146,848)...................................................     152,064,671

Other assets, less liabilities (.57%)..........................................................................         876,881

                                                                                                                 --------------

NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 152,941,552
 shares of beneficial interest of $.001 par value outstanding..................................................   $ 152,941,552

                                                                                                                    ===========


---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1996. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   RESERVE TAX-EXEMPT TRUST--CALIFORNIA FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1996--(UNAUDITED)

                                                                                                PRINCIPAL
                                                                              MATURITY            AMOUNT               VALUE
                          DESCRIPTION OF SECURITY                               DATE          (IN THOUSANDS)          (NOTE 1)
---------------------------------------------------------------------------- ----------       --------------       --------------
Anaheim Certificate of Participation, 3.40%(a)..............................   8/1/2019           $  250            $     252,785
California HFA for Sutter Health Series 1990 B, 3.95%(a)....................   3/1/2020              300                  300,032
California School Cash Reserve Project Series A, 4.75%......................   7/2/1997              500                  512,406
California MSR for Public Power, 3.25%(a)...................................   7/1/2022              300                  300,826
California RAN, 3.45%.......................................................  6/30/1997              400                  401,141
Foothill/Eastern Transportation Toll Road Revenue Bonds Series 95C,
 3.40%(a)...................................................................   1/2/2035            1,000                1,002,775
Foothill/Eastern Transportation Toll Road Revenue Bonds, 3.45%(a)...........   1/2/2035              500                  501,417
Hemet MHR for Sunwest Resort Village, 3.75%(a)..............................   7/1/2006            1,500                1,509,173
Irvine Ranch Water District Election #198, 3.95%(a)......................... 11/15/2013              500                  500,054
Lancaster MHR for Westwood Park Apartments 1985, 3.45%(a)...................  12/1/2007              500                  501,401
Los Angeles Community Redevelopment Agency for Baldwin Hills, 3.45%(a)......  12/1/2014              400                  400,942
Los Angeles Community Redevelopment for Promenade Towers Series 1989,
 3.50%(a)...................................................................   4/1/2009              400                  402,292
Los Angeles USD TRAN, 4.50%.................................................  6/30/1997              500                  511,431
Los Angeles Custodial Receipts, 3.85%(a)....................................   7/1/2005            1,300                1,332,845
Orange County Apartment Development Revenue Bonds Issue A of 1991, the Lakes
 Project 3.55%, Letter of Credit with Citibank (a)..........................  12/1/2006            1,000                1,002,918
Orange County Sanitation District Capital Improvement Program 1990-92, 3.90%
 Letter of Credit with National Westminster (a).............................   8/1/2015              200                  200,021
Pasadena IDA for Rose Bowl Improvement Project, 3.35%(a)....................  12/1/2011              600                  601,692
Pico Rivera Community Redevelopment Agency for Rainer Fund Crossroads Plaza
 Project, 3.45%(a)..........................................................  12/1/2010              700                  701,721
Puerto Rico Government Development Bank CP, 3.50%...........................   2/6/1997            1,000                1,001,052
Redlands CP, 3.75%(a).......................................................   9/1/2015            1,000                1,002,964
San Bernadino IDA for Gate City, 3.75%(a)...................................   3/1/2005              300                  300,031
San Bernadino IDA for Alta Park Project, 3.70%(a)...........................   5/1/2006              200                  200,612
San Francisco Yerba Buena Gardens, 3.50%(a).................................   9/1/2006            1,000                1,002,758
San Jose CP Pre-refunded RAW, 7.90%(a)......................................   5/1/2010              250                  260,920
San Jose IDA for Redevelopment Agency, 3.40%(a).............................   7/1/2026            1,100                1,102,995
San Mateo TRAN, 4.50%.......................................................   7/1/1997              500                  511,022
Santa Clara Electric Revenue Bonds Series 85C, 3.45%(a).....................   7/1/2010              400                  401,133
Santa Clara El Camino Hospital District, 3.45%(a)...........................   8/1/2015              200                  200,562
Union City MHR for Skylark Apartments, 3.70%(a).............................  11/1/2007            1,200                1,202,030
Upland MHR Community Redevelopment Bonds Series B for Northwood Project,
 3.90%(a)...................................................................   3/1/2014              300                  302,857
Vista MHR for Shadow Ridge Apartments Project, 3.45%(a).....................   5/1/2005              500                  802,277
                                                                                                                   --------------
Total California Fund Investments (91.67%) (Cost $19,125,643)...............                                           19,227,085
Other assets, less liabilities (8.33%)......................................                                            1,747,385
                                                                                                                   --------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 20,974,470 shares of beneficial interest of
 $.001 par value outstanding................................................                                        $  20,974,470
                                                                                                                     ============

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1996. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

                   RESERVE TAX-EXEMPT TRUST--CONNECTICUT FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1996--(UNAUDITED)

                                                                                                PRINCIPAL
                                                                              MATURITY            AMOUNT               VALUE
                          DESCRIPTION OF SECURITY                               DATE          (IN THOUSANDS)          (NOTE 1)
---------------------------------------------------------------------------- ----------       --------------       --------------
Beacon Falls BAN, 4.25%..................................................... 10/23/1997           $1,000            $   1,009,572
Connecticut DAI for Allen Group Inc., 3.60%(a)..............................   2/1/2013            1,400                1,404,269
Connecticut DAI for Conco Medical Co. Project Series 85, 3.50%(a)...........  11/1/2005              100                  100,229
Connecticut DAI for General Accident Insurance Co., 3.64%(a)................  12/1/2013            1,700                1,700,170
Connecticut DAI for Martin Brower Corp. Series 1985, 3.25%(a)...............   5/1/2005              270                  270,723
Connecticut DAI for Regional YMCA Project, 3.70%(a).........................   6/1/2008              588                  588,771
Connecticut DAI for Trudy Corporation Project, 3.40%(a).....................   9/1/2009              600                  601,728
Connecticut DAI for Zotos International Project, 3.80%(a)...................  12/1/2004            1,460                1,464,699
Connecticut Development Authority Health Care Revenue Bonds for Independent
 Living Project 1990 Series, 3.35%(a).......................................   7/1/2015            1,445                1,448,976
Connecticut Development Authority PCR for Central Vermont Public Service,
 3.40%(a)...................................................................  12/1/2015            1,400                1,404,032
Connecticut Development Authority PCR for Connecticut Light and Power
 Project Series 1993a, 3.50%(a).............................................   9/1/2028            1,300                1,303,801
Connecticut Development Authority PCR for Western Massachusetts Electric
 Co., 3.45%(a)..............................................................   9/1/2028            1,400                1,403,911
Connecticut GOB Series B, 4.75%.............................................  8/15/1997              500                  510,449
Connecticut HEF for Charlotte Hungerford Hospital Series B, 3.30%(a)........   7/1/2010              600                  601,632

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   RESERVE TAX-EXEMPT TRUST--CONNECTICUT FUND

                                                                                                PRINCIPAL
                                                                              MATURITY            AMOUNT               VALUE
                          DESCRIPTION OF SECURITY                               DATE          (IN THOUSANDS)          (NOTE 1)
---------------------------------------------------------------------------- ----------       --------------       --------------
Connecticut HEF for Kingswood Oxford School Issue Series A, 3.70%(a)........   2/1/2009           $  560            $     561,755
Connecticut HEF for Yale New Haven Hospital Series E, 3.60%(a)..............   6/1/2012              570                  580,231
Connecticut HEF for Pomfret School Issue Series A, 3.25%(a).................   7/1/2024            1,385                1,388,092
Connecticut HFR Housing Mortgage Finance Project Series G, 3.40%(a).........  5/15/2018            1,500                1,502,365
Connecticut State Special Assessment Unemployment Compensation Revenue Bonds
 Series C, 3.90%(a)......................................................... 11/15/2001            1,500                1,524,481
Connecticut State Special Tax Transportation Infrastructure 2nd Lien Revenue
 Bonds, 3.55%(a)............................................................  12/1/2010            1,570                1,574,530
Danbury BAN, 4%.............................................................   1/8/1997              500                  508,261
Hartford Redevelopment Agency MHR for Underwood Towers Project, 3.35%(a)....   6/1/2020            1,400                1,403,863
Madison BAN, 3.49%..........................................................  3/19/1997              350                  358,403
Metropolitan District of Hartford GOB, 5.90%................................  12/1/1996              250                  250,000
Naugatuck BAN, 3.33%........................................................  3/27/1997              569                  581,756
Puerto Rico Industrial, Medical, and Environmental RAW for Reynolds Metals,
 3.80%(a)...................................................................   9/1/2013            1,200                1,211,589
Puerto Rico Government Development Bank Series 85 CP, 3.65%................. 12/12/1996            1,500                1,506,881
Puerto Rico Industrial, Medical, Higher Education and Environmental PCR
 Bonds for Facilities Finance Authority, 3.50%(a)...........................  12/1/2015              700                  702,046
Thomaston GOB, 3.43%........................................................  2/20/1997              416                  426,765
Tolland BAN, 3.70%..........................................................  6/12/1997              650                  661,662
Windsor Locks GOB, 5.625%...................................................  5/15/1997              575                  581,611
Wolcott BAN, 4.25%..........................................................  8/13/1997              704                  715,135
                                                                                                                   --------------
Total Connecticut Fund Investments (99.54%) (Cost $29,695,015)..............                                           29,852,388
Other assets, less liabilities (.46%).......................................                                              136,996
                                                                                                                   --------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 29,989,384 shares of beneficial interest of
 $.001 par value outstanding................................................                                        $  29,989,384
                                                                                                                     ============

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1996. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

                     RESERVE TAX-EXEMPT TRUST--FLORIDA FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1996--(UNAUDITED)

                                                                                                PRINCIPAL
                                                                              MATURITY            AMOUNT               VALUE
                          DESCRIPTION OF SECURITY                               DATE          (IN THOUSANDS)          (NOTE 1)
---------------------------------------------------------------------------- ----------       --------------       --------------

FLORIDA -- 68.72%
Boca Raton IDA for Parking Garage Project, 3.825%(a)........................  12/1/2014            $100              $    100,010
Broward HFA for Wellby Apartment Project, 3.65%(a)..........................  12/1/2006             100                   100,301
Collier HFA for, 3.50%(a)...................................................  12/1/2015             200                   200,583
Dade Aviation Facilities Authority Series 84 A, 3.80%(a)....................  10/1/2009             100                   100,263
Dade HFA for Hospital Project, 3.80%(a).....................................   3/1/2025             100                   100,270
Dade IDA for Dolphin Stadium Project, 3.60%(a)..............................   1/1/2016             100                   100,296
Florida HFA for Oaks Mill Creek, 3.60%(a)...................................  11/1/2007             200                   200,494
Gulf Breeze IDA for Series 85, 3.55%(a).....................................  12/1/2015             200                   200,580
Hillsborough PCR for Cannon Coal Convers, 4.10%(a)..........................  5/15/2018             200                   200,596
Jacksonville IDA for Coastal Islands Project, 4%(a).........................   8/1/2008             195                   195,021
Lee County IDA for Charter Glade, 3.55%(a)..................................  11/1/2007             200                   200,586
Manatee PCR for Florida Power and Light, 4.10%(a)...........................   9/1/2024             100                   100,011
Palm Beach Water and Sewer, 4%(a)...........................................  10/1/2011             100                   100,011
Port St. Lucie IDR, 3.45%(a)................................................   1/1/2011             200                   200,584
St. Johns HFA for Flagler Hospital, 3.50%(a)................................   8/1/2016             200                   200,585
University of North Florida IDA for Capital Improvement Project, 3.60%(a)...  11/1/2024             100                   100,295

LOUISIANA -- 2.86%
Louisiana Offshore Terminal, 4.05%(a).......................................   9/1/2008             100                   100,011

MICHIGAN -- 5.73%
Dearburn EDA for Oakbrook Common Project Series 1993, 3.65%(a)..............   3/1/2025             100                   100,010
Michigan Strategic Fund for Detroit Edison Co., 4.10%(a)....................   9/1/2030             100                   100,300

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     RESERVE TAX-EXEMPT TRUST--FLORIDA FUND

                                                                                                PRINCIPAL
                                                                              MATURITY            AMOUNT               VALUE
                          DESCRIPTION OF SECURITY                               DATE          (IN THOUSANDS)          (NOTE 1)
---------------------------------------------------------------------------- ----------       --------------       --------------
OREGON -- 2.86%
Medford HFA for Rogue Valley Health, 4.10%(a)...............................  10/1/2016            $100              $    100,011

PENNSYLVANIA -- 2.86%
Schuykill IDA for N. East Power Co., 4.05%(a)...............................  12/1/2011             100                   100,011
                                                                                                                   --------------
Total Florida Fund Investments (83.03%) (Cost $2,895,000)...................                                            2,900,829
Other assets, less liabilities (16.97%).....................................                                              592,913
                                                                                                                   --------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 3,493,742 shares of beneficial interest of
 $.001 par value outstanding................................................                                         $  3,493,742
                                                                                                                      ===========

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1996. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

                  RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1995--(UNAUDITED)

                                                                                                PRINCIPAL
                                                                              MATURITY            AMOUNT               VALUE
                          DESCRIPTION OF SECURITY                               DATE          (IN THOUSANDS)          (NOTE 1)
---------------------------------------------------------------------------- ----------       --------------       --------------
Billerica GOB, 5.85%........................................................ 10/15/1997            $345             $     353,634
Duxbury GOB , 5.05%.........................................................  12/1/1996             405                   405,000
East Longmeadow GOB, 5.125%.................................................   2/1/1997             260                   265,140
Framingham IDA for Perrini Corp., 3.60%(a)..................................  9/30/2005             300                   300,900
Massachusetts, Municipal Wholesale Electric Series 1994 C, 3.45%(a).........   7/1/2019             300                   300,859
Massachusetts Dedicated Income Tax Bonds Series B, 3.90%(a).................  12/1/1997             800                   800,085
Massachusetts HEF for Endicott College, 3.55%(a)............................  10/1/2011             400                   400,939
Massachusetts HEF for Clark University, 3.35%(a)............................  12/1/2004             100                   100,276
Massachusetts HEF for Boston University Series H, 3.70%(a)..................  12/1/2015             400                   401,860
Massachusetts HEF for Harvard University, 3.45%(a)..........................   2/1/2016             487                   488,372
Massachusetts HEF for Harvard University, 3.45%(a)..........................   8/1/2017             200                   200,563
Massachusetts HEF for Mount Ida College Series A, 3.35%(a)..................   7/1/2018             400                   400,911
Massachusetts HEF Capital Assistance Program Series G-1, 3.30%(a)...........   1/1/2019             300                   300,672
Massachusetts HEF Series D, 4%(a)...........................................   1/1/2035             200                   200,596
Massachusetts HEF Capital Asset Series E, 4.05%(a)..........................   1/1/2035             700                   702,099
Massachusetts HEF for Williams College Series E, 3.40%(a)...................   8/1/2014             400                   401,107
Massachusetts HEF for Wellesley College Series B, 3.30%(a)..................   7/1/2022             400                   400,036
Massachusetts IDA for KRH Rolls Inc. Project Series 1988, 3.50%(a)..........   5/1/2006             300                   301,805
Massachusetts IDA for Cambridge Issue Series 1985, 3.35%(a).................  10/1/2010             600                   601,658
Massachusetts IFA for Composite Easy Day, 3.70%(a)..........................   7/1/2006             180                   180,455
Massachusetts IFA for Governor Dummer Academy, 3.55%(a).....................   7/1/2026             500                   501,206
Massachusetts IFA for Groton School, 3.25%(a)...............................   6/1/2019             200                   200,541
Massachusetts IFA for Holyoke Water Power Project, 3.50%(a).................   5/1/2022             300                   300,847
Massachusetts IFA for Quamco Series B, 3.45%(a).............................   9/1/2001             300                   300,835
Massachusetts Showa Womens Institute of Boston, 4%(a).......................  3/15/2004             500                   500,056
Massachusetts GOB, 6.90%....................................................   6/1/1997             300                   304,488
Taunton GOB, 5.375%.........................................................   3/1/1997             200                   203,527
Westfield BAN, 4.15%(a).....................................................   5/1/1997             600                   602,984
                                                                                                                   --------------
Total Massachusetts Fund Investments (95.71%) (Cost $10,405,152)............                                           10,421,451
Other assets, less liabilities (4.29%)......................................                                              467,072
                                                                                                                   --------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption price per share on 10,888,523 shares of beneficial interest of
 $.001 par value outstanding................................................                                        $  10,888,523
                                                                                                                     ============

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1996. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   RESERVE TAX-EXEMPT TRUST--NEW JERSEY FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1995--(UNAUDITED)

                                                                                                PRINCIPAL
                                                                              MATURITY            AMOUNT               VALUE
                          DESCRIPTION OF SECURITY                               DATE          (IN THOUSANDS)          (NOTE 1)
---------------------------------------------------------------------------- ----------       --------------       --------------
Atlantic Highlands BAN, 4.25%...............................................  1/31/1997           $1,000            $   1,015,341
Burlington BAN, 3.69%.......................................................  6/13/1997            1,000                1,017,488
East Orange BAN, 4.625%..................................................... 12/12/1996            1,191                1,244,310
East Rutherford TAN, 4.25%..................................................  4/25/1997            1,000                1,027,628
Emerson County BAN, 3.57%...................................................  2/06/1997              300                  308,837
Essex County Improvement Authority GOB, 3.25%(a)............................ 12/01/2025            2,000                2,005,410
Fair Lawn BAN, 4%...........................................................   8/1/1997            1,000                1,014,095
Haddenfield Temp Note, 4.25%................................................   7/3/1997            1,450                1,477,645
Jersey City GOB, 4.90%...................................................... 12/15/1996              250                  255,825
Millburn Township BAN, 3.79%................................................ 12/27/1996              646                  668,903
Monmouth GOB, 3.55%(a)......................................................   8/1/2016              100                  100,301
Morristown GOB, 5.30%.......................................................  7/15/1997              310                  318,845
New Jersey Economic Recovery Notes, 3.60%(a)................................   8/1/2008              900                  902,664
New Jersey EDA for Bayonne IMTT Docking Revenue Bonds, 4.05%(a).............  12/1/2027            2,700                2,707,694
New Jersey EDA for Bayonne IMTT Docking Revenue Bonds, 4.05%(a).............  12/1/2027            2,300                2,306,586
New Jersey EDA for Economic Growth Bond Series F, 3.25%(a)..................   8/1/2014              770                  772,061
New Jersey EDA for Lawrenceville School, 3.40%(a)...........................   7/1/2026            1,000                1,002,650
New Jersey EDA for St. Peters School Series 1995, 3.40%(a)..................   1/1/2010            1,260                1,263,601
New Jersey EDA for Trailer Marine Transportation Corp Project, 3.55%(a)..... 2/1/2002..              400                  400,039
New Jersey EDA for Volvo of American Corp, 3.916%(a)........................  12/1/2004            2,900                2,900,310
New Jersey EDA/PCR, 3.20%(a)................................................   9/1/2012              400                  401,067
New Jersey HCF Hospital Capital Asset, 3.25%(a).............................  7/01/2035              400                  401,089
New Jersey Sports Expo Authority Series 92C, 3.20%(a).......................  9/01/2024            2,700                2,721,751
New Jersey Transportation Authority Series 1997, 3.50%......................   1/3/1997            1,500                1,502,582
New Jersey Turnpike Authority General Series 91D, 3.30%(a)..................  1/01/2018            2,800                2,836,316
Ocean County BAN, 4.25%.....................................................  6/20/1997            1,000                1,021,322
Port Authority of New York and New Jersey Special Obligation Revenue,
 4.10%(a)...................................................................   5/1/2019            1,800                1,805,378
Puerto Rico IGOB, 3.65%..................................................... 12/12/1996            2,000                2,009,175
Washington Township GOB, 5.30%..............................................  10/1/1997              315                  321,128
                                                                                                                   --------------
Total New Jersey Fund Investments (96.66%) (Cost $35,426,675)...............                                           35,730,041
Other assets, less liabilities (3.34%)......................................                                            1,235,359
                                                                                                                   --------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 36,965,400 shares of beneficial interest of
 $.001 par value outstanding................................................                                        $  36,965,400
                                                                                                                     ============

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1996. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

SECURITY TYPE ABBREVIATIONS:

BAN   --
CP    --
CSD   --
DAI   --
EDA   --
ERN   --
ERD   --
GDB   --
GOB   --
HCF   --
HDC   --
HEF   --
HFA   --
HFR   --
IDA   --
IDR   --
IFA   --
MHR   --
MSR   --
MTA   --
PCR   --
RAN   --
RAW   --
TAN   --
TRAN  --
USD   --

BAN    Bond Anticipation Notes


CP     Certificate of Participation

CSD    Central School District

DAI    Development Authority Industrial Development Refunding Bonds

EDA    Economic Development Authority Revenue Bonds

ERN    Economic Recovery Notes

ERD    Energy Research and Development Authority

GDB    Government Development Bonds

GOB    General Obligation Bonds

HCF    Health Care Facilities Revenue Bonds

HDC    Housing Development Corporation Bonds

HEF    Health and Educational Facilities Revenue Bonds

HFA    Health Facilities Authority Revenue Bonds

HFR    Housing Finance Agency Revenue Bonds

IDA    Industrial Development Authority Revenue Bonds

IDR    Industrial Development Agency Revenue Bonds

IFA    Industrial Finance Authority

MHR    Multifamily Housing Revenue Bonds

MSR    Modesto Irrigation District of Santa Clara and Redding City

MTA    Metropolitan Transportation Authority

PCR    Pollution Control Revenue Bonds

RAN    Revenue Anticipation Notes

RAW    Revenue Anticipation Warrants

TAN    Tax Anticipation Notes

TRAN   Tax & Revenue Anticipation Notes

USD    Unified School District


                       SEE NOTES TO FINANCIAL STATEMENTS.

                       RESERVE TAX-EXEMPT TRUST ("TRUST")

                      STATEMENT OF ASSETS AND LIABILITIES
                         NOVEMBER 30, 1996--(UNAUDITED)

                                                                                                 CALIFORNIA FUND
                                                                                                 ---------------
ASSETS:
  Investments, at value (identified cost -- $19,125,643)..................................         $19,227,085
  Cash....................................................................................           1,764,843
                                                                                                 ---------------
    Total Assets..........................................................................          20,991,928
                                                                                                 ---------------
LIABILITIES:
  Accrued expenses........................................................................              17,458
                                                                                                 ---------------
    Total Liabilities.....................................................................              17,458
                                                                                                 ---------------
NET ASSETS................................................................................         $20,974,470
                                                                                                 =============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, $.001 par value, unlimited number of shares authorized...         $    20,974
  Paid-in capital in excess of par........................................................          20,953,496
                                                                                                 ---------------
NET ASSETS -- Equivalent to $1.00 per share based on 20,974,470 shares of beneficial
  interest outstanding....................................................................         $20,974,470
                                                                                                 =============

                      STATEMENT OF ASSETS AND LIABILITIES
                         NOVEMBER 30, 1996--(UNAUDITED)

                                                                                                   FLORIDA FUND
                                                                                                   ------------
ASSETS:
  Investments, at value (identified cost -- $2,895,000).....................................        $2,900,829
  Cash......................................................................................           596,018
                                                                                                   ------------
    Total Assets............................................................................         3,496,847
                                                                                                   ------------
LIABILITIES:
  Accrued expenses..........................................................................             3,105
                                                                                                   ------------
    Total Liabilities.......................................................................             3,105
                                                                                                   ------------
NET ASSETS..................................................................................        $3,493,742
                                                                                                   ===========
NET ASSETS CONSIST OF:
  Shares of beneficial interest, $.001 par value, unlimited number of shares authorized.....        $    3,494
  Paid-in capital in excess of par..........................................................         3,490,248
                                                                                                   ------------
NET ASSETS -- Equivalent to $1.00 per share based on 3,493,742 shares of beneficial interest
  outstanding...............................................................................        $3,493,742
                                                                                                   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS
                SIX MONTHS ENDED NOVEMBER 30, 1996--(UNAUDITED)

                                       RESERVE NEW YORK
                                       TAX-EXEMPT TRUST                         RESERVE TAX-EXEMPT TRUST
                                       ----------------    -------------------------------------------------------------------
                                           NEW YORK        CALIFORNIA    CONNECTICUT    FLORIDA    MASSACHUSETTS    NEW JERSEY
                                             FUND             FUND          FUND         FUND          FUND            FUND
                                       ----------------    ----------    -----------    -------    -------------    ----------
INTEREST INCOME (Note 1)............      $2,586,459        $ 242,235     $ 561,190     $42,788      $ 170,078       $611,380
                                       ----------------    ----------    -----------    -------    -------------    ----------
EXPENSES (Note 2)
  Management fee....................         374,397           36,610        84,039       6,360         25,986         91,213
  Shareholder servicing,
    administration and general
    office expenses.................         189,439           15,484        36,486       3,026          9,480         44,311
  Distribution assistance (Note
    3)..............................         132,686           14,461        26,304       1,249          1,799         35,420
  Equipment expense.................          29,433            2,819         6,248         555          1,751          6,911
  Professional fees.................          19,911            2,000         4,654         354          1,264          5,210
  Occupancy costs...................          11,696            1,084         2,509         895            683          2,752
  Stationery, printing and
    supplies........................          19,298            1,708         4,207         244          1,094          4,567
  Trustee fees......................           4,424              420         1,059          37            272          1,131
  Other expenses....................           4,951            1,171         1,758                      1,863          1,857
                                       ----------------    ----------    -----------    -------    -------------    ----------
    Total Expenses..................         786,235           75,757       167,264      12,720         44,192        193,372
                                       ----------------    ----------    -----------    -------    -------------    ----------
  Less: Management fees and other
    expenses voluntarily waived by
    Investment Manager..............                                                                    (2,578)
                                       ----------------    ----------    -----------    -------    -------------    ----------
  Net Expenses......................         786,235           75,757       167,264      12,720         41,614        193,372
                                       ----------------    ----------    -----------    -------    -------------    ----------
NET INVESTMENT INCOME...............      $1,800,224        $ 166,478     $ 393,926     $30,068      $ 128,464       $418,008
                                       ===============      =========    ==========     ========   ============     ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                STATEMENTS OF CHANGES IN NET ASSETS--(UNAUDITED)

                                             RESERVE NEW YORK
                                             TAX-EXEMPT TRUST                           RESERVE TAX-EXEMPT TRUST
                                       ----------------------------    ----------------------------------------------------------
                                              NEW YORK FUND                  CALIFORNIA FUND               CONNECTICUT FUND
                                       ----------------------------    ---------------------------    ---------------------------
                                        SIX MONTHS                      SIX MONTHS                     SIX MONTHS
                                          ENDED                           ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                       NOVEMBER 30,     YEAR ENDED     NOVEMBER 30,      MAY 31,      NOVEMBER 30,      MAY 31,
                                           1996        MAY 31, 1996        1996           1996            1996           1996
                                       ------------    ------------    ------------    -----------    ------------    -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
    Net investment income paid to
      shareholders as dividends
      (Note 1)......................   $(1,800,224)    $ (4,189,736)   $  (166,478)    $  (269,905)   $  (393,926)    $  (804,738)
                                       ------------    ------------    ------------    -----------    ------------    -----------
  FROM CAPITAL SHARE TRANSACTIONS
    (at net asset value of $1 per
    share):
    Net proceeds from sale of
      shares........................   360,153,385      636,980,296     58,068,597      51,508,091     45,788,404      98,890,288
    Net asset value of shares issued
      on reinvestment of
      dividends.....................     1,800,224        4,189,736        166,478         269,905        393,926         804,738
                                       ------------    ------------    ------------    -----------    ------------    -----------

      Subtotal......................   361,953,609      641,170,032     58,235,075      51,777,996     46,182,330      99,695,026

    Cost of shares redeemed.........   (334,466,463)   (668,621,594)   (49,872,574)    (50,253,639)   (50,994,250)    (91,519,680)
                                       ------------    ------------    ------------    -----------    ------------    -----------
  Increase (decrease) in net assets
    derived from capital share
    transactions and from investment
    operations......................    27,487,146      (27,451,562)     8,362,501       1,524,357     (4,811,920)      8,175,346

NET ASSETS:
  Beginning of period...............   125,454,406      152,905,968     12,611,969      11,087,612     34,801,304      26,625,958
                                       ------------    ------------    ------------    -----------    ------------    -----------
  End of period.....................   $152,941,552    $125,454,406    $20,974,470     $12,611,969    $29,989,384     $34,801,304
                                       ============     ===========    ============     ==========    ============     ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                STATEMENTS OF CHANGES IN NET ASSETS--(UNAUDITED)

                                                                            RESERVE TAX-EXEMPT TRUST
                                                  ----------------------------------------------------------------------------
                                                  FLORIDA FUND
                                                  -------------
                                                  JUNE 24, 1996
                                                  (COMMENCEMENT        MASSACHUSETTS FUND               NEW JERSEY FUND
                                                       OF          ---------------------------    ----------------------------
                                                   OPERATIONS)      SIX MONTHS                     SIX MONTHS
                                                     THROUGH          ENDED        YEAR ENDED        ENDED         YEAR ENDED
                                                  NOVEMBER 30,     NOVEMBER 30,      MAY 31,      NOVEMBER 30,      MAY 31,
                                                      1996             1996           1996            1996            1996
                                                  -------------    ------------    -----------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
    Net investment income paid to shareholders
      as dividends (Note 1)....................    $   (30,068)    $  (128,464)    $  (288,434)   $  (418,008)    $   (797,253)
                                                  -------------    ------------    -----------    ------------    ------------
  FROM CAPITAL SHARE TRANSACTIONS
    (at net asset value of $1 per share):
    Net proceeds from sale of shares...........     15,440,163      20,985,685      44,175,742    106,914,373      189,336,696
    Net asset value of shares issued on
      reinvestment of dividends................         30,068         128,464         288,434        418,008          797,253
                                                  -------------    ------------    -----------    ------------    ------------

      Subtotal.................................     15,470,231      21,114,149      44,464,176    107,332,381      190,133,949

    Cost of shares redeemed....................    (11,976,489)    (19,180,989)    (45,677,798)   (111,392,782)   (170,715,398)
                                                  -------------    ------------    -----------    ------------    ------------
  Increase (decrease) in net assets derived
    from capital share transactions and from
    investment
    operations.................................      3,493,742       1,933,160      (1,213,622)    (4,060,401)      19,418,551

NET ASSETS:
  Beginning of period..........................              0       8,955,363      10,168,985     41,025,801       21,607,250
                                                  -------------    ------------    -----------    ------------    ------------
  End of period................................    $ 3,493,742     $10,888,523     $ 8,955,363    $36,965,400     $ 41,025,801
                                                  ==============   ============     ==========    ============     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")

             RESERVE TAX-EXEMPT TRUST (CONNECTICUT, MASSACHUSETTS,
              CALIFORNIA, FLORIDA AND NEW JERSEY FUNDS) ("TRUST")

       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

                   NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES:
  ------------------------------

  The Trusts are registered under the Investment Company Act of 1940 as nondiversified, open-end management investment companies. The policies summarized below are consistently followed in the preparation of their financial statements in conformity with generally accepted accounting principles.

  A. The Trust and NY Trust shares of beneficial interest authorized are unlimited. The Trust's shares are divided into six series, Connecticut Fund, Interstate Fund, Massachusetts Fund, California Fund, New Jersey and Florida Fund. These financial statements and notes apply only to the Connecticut, Massachusetts, California, New Jersey and Florida Funds of Reserve Tax-Exempt Trust and to the New York Fund of Reserve New York Tax-Exempt Trust.

  B. Securities are stated at value which represents amortized cost plus interest accrued to date. Under Securities and Exchange Commission Rule 2a-7, the Trusts use amortized cost to value each Fund, by which investments are valued at cost and the difference between the cost of each instrument and its value at maturity is accrued into income on a straight line basis over the number of days to maturity, irrespective of intervening changes in interest rates or market values of investments. The maturity of floating or variable rate instruments in which the Trusts may invest will be deemed to be, for floating rate instruments (1) following, and for variable rate instruments the longer of (1) or (2) following: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; (2) the period remaining until the instrument's next rate adjustment, for purposes of Rule 2a-7 and for computing each portfolio's average weighted life to maturity.

  C. It is the Trusts' policy to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

  D. Investments are recorded as of the date of their purchase and sale. Interest income is determined on the basis of interest accrued, premium amortized, and discount accreted.

  E. Net investment income on investments is distributed to shareholders daily and automatically reinvested in additional shares.

  F. Each Fund is charged only for its direct or allocated (in proportion to net assets or number of shareholder accounts) share of expenses.

2. MANAGEMENT FEE, SHAREHOLDER SERVICING COSTS AND TRANSACTIONS WITH AFFILIATES:
  ----------------------------------------------------------------------------

  Reserve Management Company, Inc. ("RMCI") manages the Trusts' investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For such services RMCI receives management fees from each Fund at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million and .40% of any excess over $2 billion of the average daily closing net assets.

  Also, under the current Service Agreement, RMCI was reimbursed $279,152 (New York Fund), $56,921 (Connecticut Fund), $16,407 (Massachusetts Fund), $24,686 (California Fund), $5,111 (Florida Fund) and $66,739 (New Jersey Fund) during the six months ended November 30, 1996 for expenditures made on behalf of the Trusts' for personnel, office space and equipment and shareholder accounting and administrative services, to conduct the Trusts' business. The manager waived management fees and expenses of $5,399 on the Massachusetts Fund. At November 30, 1996 the New York, Connecticut, Massachusetts, California, Florida and New Jersey Funds, had accrued expenses of $13,196, $13,937, $8,221, $17,458, $3,105 and $33,051, respectively, due to RMCI.

3. DISTRIBUTION ASSISTANCE:
  -----------------------

  Pursuant to a Distribution Plan, each Trust will make payments of up to .20% per annum of the average net asset value of the Trust qualified shareholder accounts as to which the payee or RMCI has rendered assistance in distributing its shares.

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")

             RESERVE TAX-EXEMPT TRUST (CONNECTICUT, MASSACHUSETTS,
              CALIFORNIA, FLORIDA AND NEW JERSEY FUNDS) ("TRUST")

       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

            NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)--(CONTINUED)

4. MANAGEMENT'S USE OF ESTIMATES:
  --------------------------------

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

5. INVESTMENT CONCENTRATION:
  -------------------------

  The New York, Connecticut, Massachusetts, California, Florida and New Jersey Funds invest substantially all of their assets in portfolios of tax-exempt debt obligations primarily consisting of issuers of each of the respective states. The issuers' abilities to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, 85.24%, 75.48%, 82.45%, 80.75%, 77.07% and
  67.06% of the New York, Connecticut, Massachusetts, California, Florida and New Jersey Funds' investments, respectively, were backed by letters of credit, bond insurance of financial institutions and financial guaranty assurance agencies.

6. COMPONENTS OF NET ASSETS:
  ---------------------------

  At 11/30/96, the following funds had these components of net assets:

                                                            NEW YORK      CONNECTICUT    MASSACHUSETTS    NEW JERSEY
                                                          ------------    -----------    -------------    -----------
Par Value..............................................   $    152,941    $    29,989     $     10,889    $    36,965
Paid-in-Capital........................................    152,788,611     29,959,395       10,877,634     36,928,435
                                                          ------------    -----------    -------------    -----------
Net Assets.............................................   $152,941,552    $29,989,384     $ 10,888,523    $36,965,400
                                                          =============   ============    ============    ============

                            ------------------------

                            FEDERAL TAX INFORMATION

  The dividends distributed by each Fund are exempt interest dividends for Federal tax purposes.

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")

             RESERVE TAX-EXEMPT TRUST (CONNECTICUT, MASSACHUSETTS,
              CALIFORNIA, FLORIDA AND NEW JERSEY FUNDS) ("TRUST")

       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

            NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)--(CONTINUED)

SUPPLEMENTARY INFORMATION (UNAUDITED) (FOR ONE SHARE OUTSTANDING DURING EACH PERIOD):
--------------------------------------------------------------------------------

                                          SIX MONTHS                           FOR FISCAL YEARS ENDED MAY 31,
                                             ENDED          ---------------------------------------------------------------------
           NEW YORK FUND               NOVEMBER 30, 1996       1996          1995           1994           1993           1992
------------------------------------   -----------------    ----------    ----------     ----------     ----------     ----------
Net asset value, beginning of
  period............................        $1.0000          $ 1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                            -------         ----------    ----------     ----------     ----------     ----------
Income from investment operations...          .0193             .0381          .0352          .0249          .0281          .0421
Expenses............................          .0052             .0105          .0099          .0099          .0103          .0104
                                            -------         ----------    ----------     ----------     ----------     ----------
Net investment income(1)............          .0141             .0276          .0253          .0150          .0178          .0317
Dividends from net investment
  income(1).........................         (.0141)           (.0276)        (.0253)        (.0150)        (.0178)        (.0317)
                                            -------         ----------    ----------     ----------     ----------     ----------
Net asset value, end of period......        $1.0000          $ 1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                       ==============       =========        =======        =======        =======        =======
Total Return........................           2.83%(2)          2.76%          2.53%          1.50%          1.78%          3.17%
RATIOS/SUPPLEMENTAL DATA
------------------------------------
Net assets in thousands, end of
  period............................        158,530           125,454        152,906        148,387        149,785        156,567
Ratio of expenses to average net
  assets............................           1.03%(2)          1.04%           .98%           .98%          1.02%          1.03%
Ratio of net investment income to
  average net assets................           2.80%(2)          2.72%          2.48%          1.48%          1.76%          3.09%

                                                                                         OCTOBER 17, 1994
                                                        SIX MONTHS        YEAR ENDED     (COMMENCEMENT OF
                                                           ENDED           MAY 31,      OPERATIONS) THROUGH
                 CALIFORNIA FUND                     NOVEMBER 30, 1996       1996          MAY 31, 1995
--------------------------------------------------   -----------------    ----------    -------------------
Net asset value, beginning of period..............        $1.0000          $ 1.0000           $1.0000
                                                          -------         ----------          -------
Income from investment operations.................          .0196             .0379             .0243
Expenses..........................................          .0052             .0106             .0062(2)
                                                          -------         ----------          -------
Net investment income(1)..........................          .0144             .0273             .0181
Dividends from net investment income(1)...........         (.0144)           (.0273)           (.0181)
                                                          -------         ----------          -------
Net asset value, end of period....................        $1.0000          $ 1.0000           $1.0000
                                                     ==============       =========     ===============
Total Return......................................           2.87%(2)          2.73%             1.81%
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------
Net assets in thousands, end of period............          9,813            12,612            11,088
Ratio of expenses to average net assets...........           1.03%(2)          1.04%             1.02%(2)
Ratio of net investment income to average net
  assets..........................................           2.83%(2)          2.67%             2.95%(2)

                                          SIX MONTHS                           FOR FISCAL YEARS ENDED MAY 31,
                                             ENDED          ---------------------------------------------------------------------
          CONNECTICUT FUND             NOVEMBER 30, 1996       1996          1995           1994           1993           1992
------------------------------------   -----------------    ----------    ----------     ----------     ----------     ----------
Net asset value, beginning of
  period............................        $1.0000          $ 1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                            -------         ----------    ----------     ----------     ----------     ----------
Income from investment operations...          .0186             .0368          .0352          .0250          .0269          .0400
Expenses............................          .0050            (.0102)         .0098(3)       .0086(3)       .0087(3)       .0091(3)
                                            -------         ----------    ----------     ----------     ----------     ----------
Net investment income(1)............          .0136             .0266          .0254          .0164          .0182          .0309
Dividends from net investment
  income(1).........................         (.0136)            .0266         (.0254)        (.0164)        (.0182)        (.0309)
                                            -------         ----------    ----------     ----------     ----------     ----------
Net asset value, end of period......        $1.0000          $ 1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                       ==============       =========        =======        =======        =======        =======
Total Return........................           2.72%(2)          2.66%          2.54%          1.64%          1.82%          3.09%
RATIOS/SUPPLEMENTAL DATA
------------------------------------
Net assets in thousands, end of
  period............................         28,432            34,801         26,626        128,693        157,115        191,101
Ratio of expenses to average net
  assets............................           1.00%(2)          1.01%           .89%(3)        .85%(3)        .86%(3)       .90%(3)
Ratio of net investment income to
  average net assets................           2.70%(2)          2.61%          2.33%          1.62%          1.81%          3.05%

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")

             RESERVE TAX-EXEMPT TRUST (CONNECTICUT, MASSACHUSETTS,
              CALIFORNIA, FLORIDA AND NEW JERSEY FUNDS) ("TRUST")

       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

            NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)--(CONTINUED)

SUPPLEMENTARY INFORMATION (UNAUDITED) (FOR ONE SHARE OUTSTANDING DURING EACH PERIOD):

                                          JUNE 24, 1996
                                         (COMMENCEMENT OF
                                       OPERATIONS) THROUGH
            FLORIDA FUND               NOVEMBER 30, 1996(2)
------------------------------------   --------------------
Net asset value, beginning of
  period............................         $ 1.0000
                                              -------
Income from investment operations...            .0148
Expenses............................            .0044
                                              -------
Net investment income(1)............            .0104
Dividends from net investment
  income(1).........................           (.0104)
                                              -------
Net asset value, end of period......         $ 1.0000
                                       =================
Total Return........................             2.37%
RATIOS/SUPPLEMENTAL DATA
------------------------------------
Net assets in thousands, end of
  period............................            2,885
Ratio of expenses to average net
  assets............................             1.00%
Ratio of net investment income to
  average net assets................             2.36%

                                          SIX MONTHS                           FOR FISCAL YEARS ENDED MAY 31,
                                             ENDED          ---------------------------------------------------------------------
         MASSACHUSETTS FUND            NOVEMBER 30, 1996       1996          1995           1994           1993           1992
------------------------------------   -----------------    ----------    ----------     ----------     ----------     ----------
Net asset value, beginning of
  period............................        $1.0000          $ 1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                            -------         ----------    ----------     ----------     ----------     ----------
Income from investment operations...          .0184             .0362          .0335          .0227          .0257          .0386
Expenses(3).........................          .0043             .0086          .0070          .0052          .0048          .0045
                                            -------         ----------    ----------     ----------     ----------     ----------
Net investment income(1)............          .0141             .0276          .0265          .0175          .0209          .0341
Dividends from net investment
  income(1).........................         (.0141)           (.0276)        (.0265)        (.0175)        (.0209)        (.0341)
                                            -------         ----------    ----------     ----------     ----------     ----------
Net asset value, end of period......        $1.0000          $ 1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                       ==============       =========        =======        =======        =======        =======
Total Return........................           2.81%(2)          2.76%          2.65%          1.75%          2.09%          3.41%
RATIOS/SUPPLEMENTAL DATA
------------------------------------
Net assets in thousands, end of
  period............................         10,314             8,955         10,169         14,824         13,305          7,186
Ratio of expenses to average net
  assets(3).........................            .85%(2)           .84%           .69%           .51%           .46%           .44%
Ratio of net investment income to
  average net assets................           2.79%(2)          2.71%          2.60%          1.73%          2.04%          3.28%

                                                                                           JUNE 21, 1994
                                                        SIX MONTHS        YEAR ENDED     (COMMENCEMENT OF
                                                           ENDED           MAY 31,      OPERATIONS) THROUGH
                 NEW JERSEY FUND                     NOVEMBER 30, 1996       1996          MAY 31, 1995
--------------------------------------------------   -----------------    ----------    -------------------
Net asset value, beginning of period..............        $1.0000          $ 1.0000           $1.0000
                                                          -------         ----------          -------
Income from investment operations.................          .0186             .0369             .0330
Expenses..........................................          .0052             .0106             .0087(2)(3)
                                                          -------         ----------          -------
Net investment income(1)..........................          .0134             .0263             .0243
Dividends from net investment income(1)...........         (.0134)           (.0263)           (.0243)
                                                          -------         ----------          -------
Net asset value, end of period....................        $1.0000          $ 1.0000           $1.0000
                                                     ==============       =========     ===============
Total Return......................................           2.69%(2)          2.63%             2.43%
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------
Net assets in thousands, end of period............         29,034            41,026            21,607
Ratio of expenses to average net assets...........           1.03%(2)          1.04%             1.01%(2)(3)
Ratio of net investment income to average net
  assets..........................................           2.67%(2)          2.59%             2.82%(2)

---------------
(1) Based on compounding of daily dividends. Not indicative of future results.
(2) Annualized.
(3) During these periods the Manager waived all or a portion of fees and expenses. If there were no reductions in expenses, the actual expenses would have been 1.00% for the Connecticut and Massachusetts Funds.